Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Change in Type of Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Foreign Exchange Risk Factor [Line items]
Net (Loss) / Income for the Year	$ 25,532,780	$ 32,427,485	$ (8,020,073)
Shareholders' Equity	$ 182,333,735	159,059,817	$ 129,526,580	$ 141,318,717
Currency risk [member] | Top of range [member] | US Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 118	176
Shareholders' Equity	$ 1,300	(1,937)
Currency risk [member] | Top of range [member] | Euro [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 360	271
Shareholders' Equity	$ 3,959	2,977
Currency risk [member] | Top of range [member] | Canadian Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 13	11
Shareholders' Equity	$ 143	121
Currency risk [member] | Top of range [member] | Real [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 3
Shareholders' Equity	$ 37	1
Currency risk [member] | Top of range [member] | Swiss franc [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 2	1
Shareholders' Equity	$ 24	22
Currency risk [member] | Top of range [member] | Others [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 10	10
Shareholders' Equity	$ 110	108
Currency risk [member] | Bottom of range [member] | US Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (118)	(176)
Shareholders' Equity	$ 1,064	(1,585)
Currency risk [member] | Bottom of range [member] | Euro [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (360)	(271)
Shareholders' Equity	$ 3,239	2,436
Currency risk [member] | Bottom of range [member] | Canadian Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (13)	(11)
Shareholders' Equity	$ 117	99
Currency risk [member] | Bottom of range [member] | Real [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (3)
Shareholders' Equity	$ 31	1
Currency risk [member] | Bottom of range [member] | Swiss franc [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (2)	(1)
Shareholders' Equity	$ 20	18
Currency risk [member] | Bottom of range [member] | Others [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (10)	(10)
Shareholders' Equity	$ 90	$ 88